OFI Global Asset Management, Inc.

Two World Financial Center

225 Liberty Street, 11th Floor

New York, NY 10281-1008

March 31, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer International Growth Fund (the “Registrant”)
Reg. No. 333-00201; File No. 811-07489

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on March 25, 2014.

Sincerely,

/s/ Emily Ast

------------------------------------

Emily Ast

Assistant Vice-President & Assistant Counsel

212.323.5086

east@ofiglobal.com

cc: Kramer Levin Naftalis & Frankel LLP

Gloria LaFond

Edward Gizzi, Esq.